Summary of Significant Accounting Policies - Schedule of Contract Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Contract assets	¥ 707,636	¥ 553,676
Less: Allowance for uncollectible accounts	(382)
Total	¥ 707,254	¥ 553,676